UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01612

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-2

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2009

Date of reporting period:	3/31/2009

Item 1.	Schedule of Investments

VCA-2

Schedule Of Investments As of March 31, 2009 (Unaudited)

	Shares		Value
LONG-TERM INVESTMENTS - 97.1%
COMMON STOCKS - 94.6%

Auto Components - 0.7%
Goodyear Tire & Rubber Co. (The) (a)		219,600	$1,374,696

Biotechnology - 2.6%
Celgene Corp. (a)		49,900	2,215,560
Gilead Sciences, Inc. (a)		66,400	3,075,648

			5,291,208

Capital Markets - 6.9%
Bank of New York Mellon Corp. (The)		88,500	2,500,125
Goldman, Sachs Group, Inc. (The)		46,400	4,919,328
Morgan Stanley		162,600	3,702,402
TD Ameritrade Holding Corp. (a)		230,600	3,184,586

			14,306,441

Commercial Services & Supplies - 1.9%
Waste Management, Inc.		149,200	3,819,520

Communications Equipment - 4.4%
QUALCOMM, Inc.		114,600	4,459,086
Research in Motion Ltd. (a)		105,300	4,535,271

			8,994,357

Computers & Peripherals - 0.8%
Apple, Inc. (a)		16,200	1,702,944

Consumer Finance - 0.7%
SLM Corp. (a)		272,100	1,346,895

Diversified Consumer Services - 3.0%
Career Education Corp. (a)		103,400	2,477,464
H & R Block, Inc.		199,400	3,627,086

			6,104,550

Energy Equipment & Services - 2.0%
National Oilwell Varco, Inc. (a)		75,800	2,176,218
Weatherford International Ltd. (a)		178,900	1,980,423

			4,156,641

Electric Utilities - 1.4%
Entergy Corp.		43,900	2,989,151

Food & Staples Retailing - 6.1%
CVS Caremark Corp.		152,200	4,183,978
Kroger Co. (The)		224,300	4,759,646
Wal-Mart Stores, Inc.		68,800	3,584,480

			12,528,104

Food Products - 5.8%
Cadbury PLC ADR (United Kingdom)		129,608	3,927,122
ConAgra Foods, Inc.		238,700	4,026,869
Tyson Foods, Inc. Cl. A		420,300	3,946,617

			11,900,608

Health Care Equipment & Supplies - 1.2%
Alcon, Inc.		27,400	2,490,934

Health Care Providers & Services - 4.5%
Aetna, Inc.		164,200	3,994,986
Omnicare, Inc.		147,100	3,602,479
UnitedHealth Group, Inc.		78,000	1,632,540

			9,230,005

Household Products - 1.6%
Kimberly-Clark Corp.		73,355	3,382,399

Independent Power Producers & Energy Traders - 1.4%
NRG Energy, Inc. (a)		167,900	2,955,040

Insurance - 2.7%
Axis Capital Holdings Ltd.		107,500	2,423,050
Berkshire Hathaway, Inc. (a)		729	2,055,780
XL Capital Ltd.		197,200	1,076,712

			5,555,542

Internet & Catalog Retail - 0.1%
HSN, Inc. (a)		50,060	257,309

Internet Software & Services - 4.3%
Google, Inc. Cl. A (a)		12,900	4,489,974
IAC/InterActiveCorp. (a)		292,800	4,459,344

			8,949,318

Media - 5.7%
Comcast Corp.		217,400	2,965,336
Discovery Communications, Inc. (a)		215,500	3,452,310
Liberty Global, Inc. Ser. C (a)		252,005	3,560,831
Sirius XM Radio, Inc. (a)		4,984,300	1,744,505

			11,722,982

Metals & Mining - 4.1%
Freeport-McMoRan Copper & Gold, Inc.		109,000	4,153,990
Kinross Gold Corp.		237,100	4,236,977

			8,390,967

Multi-Utilities - 2.3%
Sempra Energy		101,400	4,688,736

Office Electronics - 0.5%
Xerox Corp.		220,600	1,003,730

Oil, Gas & Consumable Fuels - 14.9%
Apache Corp.		44,600	2,858,414
Chesapeake Energy Corp.		199,100	3,396,646
EOG Resources, Inc.		53,800	2,946,088
Hess Corp.		41,600	2,254,720
Occidental Petroleum Corp.		94,700	5,270,055
Petroleo Brasileiro SA ADR (Brazil)		123,700	3,769,139
Suncor Energy, Inc.		153,900	3,418,119
Williams Cos, Inc.		264,300	3,007,734
XTO Energy, Inc.		122,300	3,744,826

			30,665,741

Pharmaceuticals - 2.5%
Mylan, Inc. (a)		168,000	2,252,880
Shire PLC		80,000	2,875,200

			5,128,080

Semiconductors & Semiconductor Equipment - 1.7%
Marvell Technology Group Ltd. (a)		361,200	3,308,592
Spansion, Inc. (a)		822,600	106,691

			3,415,283

Software - 7.1%
Adobe Systems, Inc. (a)		85,100	1,820,289
CA, Inc.		298,500	5,256,585
Check Point Software Technologies (a)		134,900	2,996,129
Symantec Corp. (a)		306,400	4,577,616

			14,650,619

Thrifts & Mortgage Finance - 1.0%
People’s United Financial, Inc.		116,460	2,092,786

Wireless Telecommunication Services - 2.7%
NII Holdings, Inc. (a)		328,400	4,926,000
Virgin Mobile USA, Inc. (a)		494,300	637,647

			5,563,647

TOTAL COMMON STOCKS (Cost: $252,077,479)			194,658,233

PREFERRED STOCK - 1.4%

Consumer Finance - 0.3%
SLM Corp. (a)		2,220	669,330

7.25% due 12/15/10 Series C

Pharmaceuticals - 1.1%
Mylan, Inc. (a)		2,570	2,213,413

6.50% due 11/15/10 Series

TOTAL PREFERRED STOCKS (Cost: $2,535,131)			2,882,743

	Principal Amount (000)

CORPORATE BOND - 1.1%
Oil, Gas & Consumable Fuels
Trident Resources., Unsec’d Note, PIK, (Canada),	CAD	5,640	2,159,749

Private Placement, 12.39625% due 8/12/12 (b)(c) (Cost: $5,639,650; purchased 8/20/07)

	Units

WARRANT
Oil, Gas & Consumable Fuels
Trident Resources Corp.(Canada),		499,039	39

Private Placement, expiring 1/01/15 (a)(b)(c) (Cost: $0; purchased 8/20/07)

TOTAL LONG-TERM INVESTMENTS (Cost: $260,252,260)			$199,700,764

	Shares

SHORT-TERM INVESTMENT - 2.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund- Taxable Money Market Series (e) (Cost: $5,657,551)		5,657,551	5,657,551

TOTAL INVESTMENTS (d) - 99.8% (Cost: $265,909,811)			$205,358,315
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%			336,603

NET ASSETS - 100%			$205,694,918

(a)	Non-income producing security.
(b)	Indicates an illiquid security.
(c)	Indicates a security restricted to resale. The aggregate cost of such securities is $5,639,650. The aggregate value of $2,159,788 is approximately 1.1% of net assets.
(d)	As of March 31, 2009, two securities valued at $2,159,788 and representing 1.1% of the total market value of the portfolio were fair valued in accordance with the policies adopted by the Committee Members.
(e)	The Prudential Investments LLC, the Manager of the Account, also serves as Manager of the Dryden Core Investment Fund—Taxable Money Market Series.

ADR American Depository Receipt

CAD Canadian Dollar

PIK Payment in Kind

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$203,198,527	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	2,159,788	—

Total	$205,358,315	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/08	$1,601,195
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	558,593
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 3/31/09	$2,159,788

VARIABLE CONTRACT ANNUITY 2

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Accounts’ Committee members approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding each fund is available in the respective fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date May 28, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 28, 2009

*	Print the name and title of each signing officer under his or her signature.